Stockholder's Equity - Summary of Unvested Common Unit Activity (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2018 $ / shares shares
Equity [Abstract]
Restricted Stock Units and Common Units, Unvested | shares	1,348
Restricted Stock Units and Common Units, Vested | shares	(636)
Resticted Stock Units and Common Units, Forfeited | shares	(87)
Restricted Stock Units and Common Units, Unvested | shares	625
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 16,176
Weighted Average Grant Date Fair Value, Vested | $ / shares	(7,632)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	(1,044)
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 7,500